Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 3,960
Ending Balance	4,753	£ 3,960
Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	4,897	3,682
Additions	1,271	1,215
Ending Balance	6,168	4,897
Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(937)	(560)
Charge for the year	478	377
Ending Balance	(1,415)	(937)
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	3,717
Ending Balance	4,596	3,717
Patents [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	4,523	3,524
Additions	1,262	999
Ending Balance	5,785	4,523
Patents [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(806)	(498)
Charge for the year	383	308
Ending Balance	(1,189)	(806)
Computer Software [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	243
Ending Balance	157	243
Computer Software [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	374	158
Additions	9	216
Ending Balance	383	374
Computer Software [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(131)	(62)
Charge for the year	95	69
Ending Balance	£ (226)	£ (131)